Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Panagram BBB-B CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Panagram BBB-B CLO ETF NAV
Account Value	$ 12,410	$ 10,966
Panagram BBB-B CLO ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Panagram BBB-B CLO ETF Market
Account Value	$ 12,443	11,014
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,595	9,874
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CLO High Quality Mezzanine Index Total Return
Account Value	$ 12,577	$ 10,974